Segmented Information	12 Months Ended
Jun. 30, 2019
Operating segments [Abstract]
Segmented Information
Segmented Information

Accounting Policy

Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses (including intercompany revenues and expenses related to transactions conducted with other components of the Company). The operations of an operating segment are distinct and the operating results are regularly reviewed by the chief operating decision maker (“CODM”) for the purposes of resource allocation decisions and assessing its performance. Reportable segments are Operating segments whose revenues or profit/loss or total assets exceed ten percent or more of those of the combined entity.

Key measures used by the CODM to assess performance and make resource allocation decisions include revenues, gross profit and net (loss) income. The Company’s operating results are divided into two reportable segments plus corporate. The two reportable segments are (i) Cannabis; and (ii) Horizontally Integrated Businesses. The Company primarily operates in the Cannabis segment which includes support services such as patient counselling services, analytical testing services, and design, engineering and construction consulting services.

Operating Segments	Cannabis	Horizontally Integrated Businesses	Corporate	Total
	$	$	$	$
Year ended June 30, 2019
Gross Revenue	278,584	2,513	—	281,097
Gross profit (loss)	162,910	(1,556)	(1,539)	159,815
Net loss	(164,298)	(8,567)	(125,059)	(297,924)

Year ended June 30, 2018
Gross Revenue	52,772	2,424	—	55,196
Gross profit	43,120	399	—	43,519
Net (loss) income	(8,842)	(20)	78,089	69,227

Geographical Segments	Canada	European Union	Other	Total
	$	$	$	$
Non-current assets other than financial instruments
As at June 30, 2019	4,442,849	82,922	226,483	4,752,254
As at June 30, 2018	1,509,645	32,225	—	1,541,870

Year ended June 30, 2019
Gross Revenue	265,840	11,789	3,468	281,097
Gross profit (loss)	152,945	8,268	(1,398)	159,815

Year ended June 30, 2018
Gross Revenue	48,152	4,599	2,445	55,196
Gross profit	39,654	3,459	406	43,519

During the year ended June 30, 2019, the Company had 4 customers that each represented more than 10% of the Company’s gross revenue.